FAIR VALUE MEASURMENTS (Schedule of Fair Value Measured On Recurring Basis) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at the beginning of the year	$ 10,826
Fair value at the end of the year	8,123
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at the beginning of the year	10,826
Fair value at the end of the year	8,123
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at the beginning of the year	10,826
Income from changes in fair value	(2,703)
Fair value at the end of the year	$ 8,123